Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 051	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	41-0319970
Plan number	051
Promissory notes	$ 7,292,727
Total assets (held at end of year)	190,984,947
Mutual funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	3,813,899
Collective trusts
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 112,000,820
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan interest rate	5.25%
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan interest rate	10.50%
Investment, Identifier [Axis]: BlackRock Equity Index S&P 500
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	234,920
Current Value	$ 12,374,143
Investment, Identifier [Axis]: BlackRock LifePath Index 2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	608,572
Current Value	$ 14,196,580
Investment, Identifier [Axis]: BlackRock LifePath Index 2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	527,999
Current Value	$ 13,682,735
Investment, Identifier [Axis]: BlackRock LifePath Index 2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	388,182
Current Value	$ 11,045,286
Investment, Identifier [Axis]: BlackRock LifePath Index 2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	360,804
Current Value	$ 11,111,672
Investment, Identifier [Axis]: BlackRock LifePath Index 2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	269,102
Current Value	$ 8,753,767
Investment, Identifier [Axis]: BlackRock LifePath Index 2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	206,349
Current Value	$ 6,854,041
Investment, Identifier [Axis]: BlackRock LifePath Index 2060
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	113,269
Current Value	$ 3,142,695
Investment, Identifier [Axis]: BlackRock LifePath Index 2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	101,911
Current Value	$ 1,518,146
Investment, Identifier [Axis]: BlackRock LifePath Index 2070
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	20,188
Current Value	$ 238,785
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	700,161
Current Value	$ 13,143,127
Investment, Identifier [Axis]: BlackRock US Debt Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	36,789
Current Value	$ 466,692
Investment, Identifier [Axis]: Charles Schwab & Co.
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 1,493,415
Investment, Identifier [Axis]: Core Plus Bond Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	190,220
Current Value	$ 1,955,731
Investment, Identifier [Axis]: Fidelity Global EX US Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	49,991
Current Value	$ 932,826
Investment, Identifier [Axis]: Fidelity Small Cap Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	44,589
Current Value	$ 1,379,137
Investment, Identifier [Axis]: General Investment Account, contract value
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 37,518,855
Investment, Identifier [Axis]: Global Equity Fund CIT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	935,938
Current Value	$ 13,517,422
Investment, Identifier [Axis]: Global Equity Fund LSV Global Value
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	102,615
Current Value	$ 1,501,936
Investment, Identifier [Axis]: Hormel Foods Corporation Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	500,200
Current Value	$ 28,865,231